CONSOLIDATED STATEMENTS OF INCOME - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Interest and dividend income:
Loans, including fees		¥ 2,940,558	¥ 3,003,985	¥ 2,953,217
Investments:
Interest		430,760	359,710	192,116
Dividends		138,470	123,899	113,808
Trading account assets		766,066	822,358	714,884
Call loans and funds sold		17,518	21,187	32,963
Receivables under resale agreements and securities borrowing transactions		817,844	867,880	739,016
Deposits in other banks		861,349	967,958	1,020,997
Other interest income		3,809	0	0
Total interest and dividend income		5,976,373	6,166,977	5,767,000
Interest expense:
Deposits		2,081,505	2,218,010	2,176,777
Trading account liabilities		171,863	225,020	174,883
Call money and funds purchased		24,734	16,620	22,167
Payables under repurchase agreements and securities lending transactions		1,395,661	1,908,525	1,716,331
Other short-term borrowings		137,000	148,805	95,704
Long-term debt		475,470	389,997	376,214
Other interest expense		3,604	0	0
Total interest expense		4,289,837	4,906,978	4,562,076
Net interest income		1,686,536	1,259,999	1,204,924
Provision (credit) for credit losses (Notes 3 and 5)		188,465	96,943	47,135
Net interest income after provision (credit) for credit losses		1,498,071	1,163,055	1,157,788
Noninterest income (Note 24):
Fee and commission income		1,375,976	1,206,839	1,117,826
Foreign exchange gains (losses)—net (Note 25)	[1]	(40,536)	(185,963)	(19,390)
Trading account gains (losses)—net (Note 25)	[2]	102,749	803,383	390,260
Investment gains (losses)—net:
Debt securities	[3]	(74,307)	(4,538)	(6,446)
Equity securities	[3]	1,035,589	(181,948)	1,010,288
Equity in earnings (losses) of equity method investees—net	[3]	75,152	28,233	19,791
Gains on disposal of premises and equipment		17,372	71,862	10,128
Other noninterest income	[2],[4]	326,113	265,045	221,273
Total noninterest income		2,818,108	2,002,912	2,743,729
Noninterest expenses:
Salaries and employee benefits		954,026	883,410	803,966
General and administrative expenses		962,945	826,907	751,187
Occupancy expenses		195,813	185,576	168,473
Fee and commission expenses		272,935	254,079	239,246
Provision (credit) for credit losses on off-balance-sheet instruments		(500)	27,080	9,585
Other noninterest expenses		245,334	229,629	305,950
Total noninterest expenses		2,630,553	2,406,680	2,278,406
Income before income tax expense		1,685,627	759,288	1,623,112
Income tax expense (Note 19)		359,613	199,532	425,120
Net income	[5]	1,326,013	559,756	1,197,992
Less: Net income (loss) attributable to noncontrolling interests		167,983	(33,637)	285,519
Net income attributable to MHFG shareholders		¥ 1,158,031	¥ 593,393	¥ 912,473
Earnings per common share (Note 18):
Basic net income per common share		¥ 466.16	¥ 234.55	¥ 359.7
Diluted net income per common share		466.09	234.52	359.65
Dividends per common share:
Common stock		¥ 145	¥ 140	¥ 105

[1]	Amounts include realized and unrealized gains and losses on both derivative instruments and nonderivative instruments. Amounts on derivative instruments include gains and losses on forward foreign exchange contracts and currency options. Amounts on nonderivative instruments include translation gains and losses related to foreign currency-denominated debt securities reported as Trading securities.
[2]	Part of these amounts are considered to be revenues from contracts that are within the scope of ASC 606.
[3]	These amounts are revenues from contracts that do not meet the scope of ASC 606.
[4]	These amounts include the net unrealized gains resulting from changes in fair values of structured notes that contain embedded derivatives. See Note 26 “Fair value” for further details.
[5]	The amounts that have been reclassified out of Accumulated other comprehensive income (loss), net of tax into net income are presented in Note 16 “Accumulated other comprehensive income (loss), net of tax.”